Average Annual Total Returns{- Fidelity® OTC Portfolio} - 07.31 Fidelity OTC Portfolio Retail PRO-08 - Fidelity® OTC Portfolio	Fidelity OTC Portfolio-Retail Class Return Before Taxes Past 1 year	Fidelity OTC Portfolio-Retail Class Return Before Taxes Past 5 years	Fidelity OTC Portfolio-Retail Class Return Before Taxes Past 10 years	Fidelity OTC Portfolio-Retail Class After Taxes on Distributions Past 1 year	Fidelity OTC Portfolio-Retail Class After Taxes on Distributions Past 5 years	Fidelity OTC Portfolio-Retail Class After Taxes on Distributions Past 10 years	Fidelity OTC Portfolio-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity OTC Portfolio-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity OTC Portfolio-Retail Class After Taxes on Distributions and Sales Past 10 years	NS004 Past 1 year	NS004 Past 5 years	NS004 Past 10 years
Total	25.04%	27.94%	22.23%	21.14%	25.54%	19.86%	16.29%	22.44%	18.08%	22.18%	24.97%	20.96%